Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Net Deferred Tax Liabilities	The Company’s net deferred tax liabilities are as follows:
	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforward	$1,962	$1,058
Startup Costs	80,501	16,737
Total deferred tax assets	82,463	17,795
Valuation allowance	(82,463)	(17,795)
Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision	The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:
	December 31, 2023	December 31, 2022
Federal
Current	$(226)	$—
Deferred	(64,668)	(16,145)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	64,668	16,145
Income tax provision	$(226)	$—

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
Valuation allowance	(20.9)%	(20.7)%
Income tax provision	0.1%	0.3%